General Government Securities Money Market Funds, Inc.

-  General Government Securities Money Market Fund – Class B

- General Treasury Prime Money Market Fund – Class B

Incorporated herein by reference is a revised version of the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 1, 2015 (SEC Accession No. 0000353560-15-000037).